PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of June 30,
	2021	2020
Buildings	$28,128,416	$25,532,908
Machinery and equipment	7,524,170	6,698,443
Office equipment and furniture	1,296,201	765,597
Automobiles	754,764	810,156
Leasehold improvements	41,095,980	5,028,382
Construction-in-progress (“CIP”) (1)	597,594	10,647,107
Total	79,397,125	49,482,593
Less: accumulated depreciation	(9,214,249)	(5,668,986)
Impairment of fixed assets	(306,837)	(280,095)
Property, plant and equipment, net	$69,876,039	$43,533,512

During the year ended June 30, 2020, the Company disposed approximately $1.2 million certain obsolete equipment and machinery and reported a loss from disposition of fixed assets of $1,036,304. The Company further assessed that the expected future cash flow generated from certain machinery and equipment used to manufacture the Company’s low-end traditional pet products would not recover their carrying value, as a result, the Company recorded an additional impairment of $281,680 on these fixed assets for the year ended June 30, 2020. No impairment was recorded for the year ended June 30, 2021.

Depreciation expense was $3,025,686, $2,189,863 and $1,387,698 for the years ended June 30, 2021, 2020 and 2019, respectively. In connection with the $7.4 million loans from Bank of Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its fixed assets of approximately $5.7 million as the collateral to secure the loans. In addition, in connection with the Company’s $0.7 million loan from Cathay Bank, the Company’s U.S. subsidiary Dogness Group pledged its fixed assets as collateral to secure the borrowing (see Note 9).

(1) The Company’s CIP primarily consisted of the following:

On March 16, 2018, the Company acquired 100% of the equity interests in Meijia from its original shareholder, for a total cash consideration of RMB 71.0 million ($11.0 million) (See Note 1). After the acquisition, the Company started building its own facilities and office spaces to expand the production capacity in order to fulfill increased customer orders. Total budgeted capital expenditure to bring Meijia manufacturing facility into use was originally estimated to be completed at a cost of RMB110 million ($17.0 million). The actual costs have been adjusted based on additional works required for waterproofing, sewage pipeline and hazardous waste leakage prevention. As a result, total actual costs incurred as of June 30, 2021, amounted to RMB118.5 million ($18.4 million). Meijia plant started test operations in August 2019, and has started normal production since December 2019 upon passing the final inspection conducted by the local government. Meijia plant has reached its fully production capacity and all CIP has been transferred to fixed assets as of June 30, 2021.

In addition, the Company’s subsidiary Dongguan Jiasheng also had a capital project to build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall, etc. The total budget is approximately RMB 230.8 million ($35.8 million). As of June 30, 2021, the Company had substantially completed this project and transferred most of the related CIP to fixed assets. As of June 30, 2021, the Company has made total payments of approximately RMB 161.3 million ($25.0 million) in connection to this project, which resulted in future minimum capital expenditure payments of RMB 69.5 million ($10.8 million). As of June 30, 2021, the Company recorded approximately $10.7 million unpaid costs in connection to this CIP project in accrued liabilities and other payable.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET (continued)

The Company’s subsidiary Dogness Culture is also working on a project to decorate a pet themed retail store. Total costs is RMB 2.2 million ($0.3 million). For the year ended June 30, 2021, the Company has spent RMB 1.5 million ($0.2 million). This project has fully completed by June 30, 2021.

As of June 30, 2021, future minimum capital expenditures payable on the Company’s construction-in-progress projects are estimated as follows:

	Capital expenditure payable on Dongguan Jiasheng	Capital expenditure payable on pet store under Dogness Culture	Total
2022	$7,217,370	$106,718	$7,324,088
2023	1,247,708	-	1,247,708
2024	929,400	-	929,400
2025	774,500	-	774,500
2026	634,365	-	634,365
Total	$10,803,343	$106,718	$10,910,061

Subsequently, from July 2021 to October 2021, the Company made payment of RMB32.1 million ($5.0 million) on the above-mentioned construction projects. As a result, the Company’s future capital expenditure payable on CIP has been lowered down from approximately $10.9 million as of June 30, 2021 to approximately $5.9 million as of the date of this report, as detailed below:

	Capital expenditure payable on Dongguan Jiasheng	Capital expenditure payable on pet store under Dogness Culture	Total
2022	$2,286,454	$58,141	$2,344,595
2023	1,247,708	-	1,247,708
2024	929,400	-	929,400
2025	774,500	-	774,500
2026	634,365	-	634,365
Total	$5,872,427	$58,141	$5,930,568

The Company plans to fund these CIP projects through working capital generated from operations, bank borrowings, borrowing from related parties, the proceeds received from July 2021 equity financing, as well as other future potential capital raising activities.